UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Thousands	Total	SHARE CAPITAL	PREMIUMS RELATED TO SHARE CAPITAL	TRANSLATION RESERVE	RETAINED EARNINGS	NET LOSS FOR THE YEAR
Number of shares issued at beginning of period (in shares) at Dec. 31, 2023	62,928,818
Reconciliation of number of shares outstanding [abstract]
Exercises of other share warrants (in shares)	4,000
Number of shares issued at end of period (in shares) at Jun. 30, 2024	62,932,818
Equity at beginning of period at Dec. 31, 2023	€ 196,009	€ 629	€ 478,218	€ 112	€ (135,210)	€ (147,740)
Changes in equity [abstract]
Net loss for the period	(81,638)					(81,638)
Other comprehensive income (loss)	(14)			(80)	66
Total comprehensive income (loss) for the period	(81,652)			(80)	66	(81,638)
Appropriation of prior period net loss	0				(147,740)	147,740
Transaction costs related to capital increase	446		446
Issue of share warrants	200		200
Exercises of other share warrants	45		45
Shares based compensation expense	11,421				11,421
Equity at end of period at Jun. 30, 2024	€ 126,470	629	478,909	32	(271,463)	(81,638)
Number of shares issued at beginning of period (in shares) at Dec. 31, 2024	63,347,837
Reconciliation of number of shares outstanding [abstract]
Issue of free shares (in shares)	124,096
Number of shares issued at end of period (in shares) at Jun. 30, 2025	63,471,933
Equity at beginning of period at Dec. 31, 2024	€ 40,584	633	478,905	(75)	(262,637)	(176,242)
Changes in equity [abstract]
Net loss for the period	(100,784)					(100,784)
Other comprehensive income (loss)	594			559	36
Total comprehensive income (loss) for the period	(100,189)			559	36	(100,784)
Appropriation of prior period net loss	0				(176,242)	176,242
Issue of share warrants	300		300
Issue of free shares	0	1	(1)
Shares based compensation expense	11,021				11,021
Other	4				4
Equity at end of period at Jun. 30, 2025	€ (48,280)	€ 635	€ 479,204	€ 484	€ (427,819)	€ (100,784)